FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2018	2019
	RMB	RMB	US$
			Note 3
ASSETS
Current assets:
Cash and cash equivalents	67,513	26,298	3,777
Prepayments and other current assets	1,047	1,221	175
Amounts due from subsidiaries and VIE	1,069,402	1,608,095	230,989
Total current assets	1,137,962	1,635,614	234,941

Investments in subsidiaries and VIE	1,040,658	2,796,652	401,714
TOTAL ASSETS	2,178,620	4,432,266	636,655
LIABILITIES
Current liabilities:
Other current liabilities	1,077	3,639	523
Total current liabilities	1,077	3,639	523

Non-current liabilities:
Long-term loan	—	1,859,896	267,157
Total non-current liabilities	—	1,859,896	267,157
TOTAL LIABILITIES	1,077	1,863,535	267,680

SHAREHOLDERS’ EQUITY
Class A ordinary shares (US$0.0001 par value; 470,000,000 shares authorized, 159,247,873 and 174,918,929 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	98	107	16
Class B ordinary shares (US$0.0001 par value; 30,000,000 shares authorized, 13,300,738 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	8	8	1
Additional paid-in capital	1,903,503	2,014,227	289,326
Retained earnings	244,712	526,009	75,555
Accumulated other comprehensive income	29,222	28,380	4,077
Total shareholders’ equity	2,177,543	2,568,731	368,975
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	2,178,620	4,432,266	636,655

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
General and administrative	(6,075)	(8,422)	(6,863)	(986)
Other operating income	2,492	2,837	3,207	461
Total operating expenses	(3,583)	(5,585)	(3,656)	(525)
Loss from operations	(3,583)	(5,585)	(3,656)	(525)
Interest income	7,187	3,072	9,454	1,358
Interest expense	—	—	(39,380)	(5,656)
Impairment loss of investments	—	(7,497)	—	—
Exchange gain (loss)	47	(113)	(129)	(19)
Equity in income of subsidiaries and VIE	205,215	279,835	315,008	45,248
Net income	208,866	269,712	281,297	40,406

Foreign currency translation adjustment	(34,353)	19,227	(842)	(121)
Comprehensive income	174,513	288,939	280,455	40,285

CONDENSED STATEMENTS OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net income	208,866	269,712	281,297	40,406
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Impairment loss of investments	—	7,497	—	—
Exchange (gain) loss	(47)	113	129	19
Amortization of issuance cost of convertible senior notes	—	—	16,563	2,379
Equity in income of subsidiaries and VIE	(205,215)	(279,835)	(315,008)	(45,248)
Changes in other current liabilities	3,580	(5,274)	2,562	367
Net cash provided by (used in) operating activities	7,184	(7,787)	(14,457)	(2,077)

Cash flows from investing activities:
Advances to subsidiaries and VIE	(79,916)	(209,724)	(538,693)	(77,378)
Investments in subsidiaries	(41,853)	(54,518)	(1,365,803)	(196,185)
Net cash used in investing activities	(121,769)	(264,242)	(1,904,496)	(273,563)

Cash flows from financing activities:

Proceeds from exercises of share options	4,270	3,718	1,705	245
Proceeds from issuance of convertible senior notes, net of issuance cost	—	—	1,847,802	265,420
Proceeds from ADS lending	—	—	9	1
Net cash provided by financing activities	4,270	3,718	1,849,516	265,666

Net decrease in cash and cash equivalents	(110,315)	(268,311)	(69,437)	(9,974)
Cash and cash equivalents, beginning of year	460,670	313,138	67,513	9,698
Effect of exchange rate changes on cash and cash equivalents	(37,217)	22,686	28,222	4,053
Cash and cash equivalents, end of year	313,138	67,513	26,298	3,777
1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.
4)	As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.